Property, equipment and software, net	12 Months Ended
Dec. 31, 2022
Property, equipment and software, net
Property, equipment and software, net

8.Property, equipment and software, net

Property, equipment and software, net consist of the following:

	As of December 31,
	2021	2022
	RMB	RMB
Building	92,747	92,747
Computer and electronic equipment	12,166	11,675
Software	7,990	7,990
Office furniture and equipment	601	581
Leasehold improvement	1,458	1,458
Total	114,962	114,451
Less: Accumulated depreciation and amortization	(19,267)	(24,656)
Property, equipment and software, net	95,695	89,795

Depreciation and amortization expenses for the years ended December 31, 2020, 2021 and 2022 was RMB3,516, RMB8,830 and RMB5,564 respectively.